Document and Entity Information Document		3 Months Ended
	Oct. 27, 2021	Sep. 30, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 27, 2021
Entity Registrant Name		EVERTEC, Inc.
Entity Incorporation, State or Country Code		PR
Entity File Number		001-35872
Entity Central Index Key		0001559865
Amendment Flag		false
Entity Tax Identification Number		66-0783622
Entity Address, Address Line One		Cupey Center Building,
Entity Address, Address Line Two		Road 176, Kilometer 1.3,
Entity Address, City or Town		San Juan,
Entity Address, Country		PR
Entity Address, Postal Zip Code		00926
City Area Code		787
Local Phone Number		759-9999
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		EVTC
Security Exchange Name		NYSE
Entity Emerging Growth Company		false